Financial Assets Held for Trading at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial Assets Held for Trading at Fair Value through Profit or Loss Disclosure [Abstract]
Financial Assets Held for Trading at Fair Value through Profit or Loss
8.	Financial Assets Held for Trading at Fair Value through Profit or Loss:

The item detail is as follows:

	2022	2021
	MCh$	MCh$

Financial derivative contracts	2,960,706	2,705,496
Debt Financial Instruments	3,433,745	3,737,942
Other financial instruments	257,325	138,753
Total	6,651,776	6,582,191

(a)	The Bank as of December 31, 2022 and 2021, maintains the following portfolio of derivative instruments:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair Value Assets
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	3,709,915	3,576,287	2,877,266	2,684,713	3,331,247	4,847,747	523,024	782,755	45,610	70,262	—	18,758	10,487,062	11,980,522	566,050	742,545
Interest rate swap	—	—	1,469,421	653,112	1,372,813	2,158,595	5,305,882	4,953,398	5,531,197	6,053,885	3,897,824	3,627,267	4,824,660	5,350,526	22,401,797	22,796,783	1,324,541	825,525
Interest rate and cross currency swap	—	—	400,358	130,280	443,952	335,102	1,245,809	1,091,777	2,695,878	2,197,804	1,154,754	1,751,790	2,331,640	2,580,685	8,272,391	8,087,438	1,065,036	1,132,718
Call currency options	—	—	15,504	12,853	44,966	31,914	32,090	28,495	—	2,631	—	—	—	—	92,560	75,893	2,321	4,509
Put currency options	—	—	8,806	6,495	16,598	8,191	22,449	16,392	—	—	—	—	—	—	47,853	31,078	2,758	199
Total	—	—	5,604,004	4,379,027	4,755,595	5,218,515	9,937,477	10,937,809	8,750,099	9,037,075	5,098,188	5,449,319	7,156,300	7,949,969	41,301,663	42,971,714	2,960,706	2,705,496

b)	The detail of Debt Financial Instruments is the following:

	2022	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	3,014,768	3,297,100
Bonds and Promissory notes from the General Treasury of the Republic	44,524	175,022

Other instruments issued in Chile
Debt financial instruments from other domestic banks	374,453	265,820
Total	3,433,745	3,737,942

Under “Instruments issued by the Chilean Government and Central Bank of Chile” are maintained instruments to comply with the requirements for the constitution of technical reserve for an amount equivalent to Ch$3,288,800 million as of December 31, 2021.

Under “Other instruments issued in Chile” are included instruments sold under repurchase agreements to clients and financial institutions by an amount of Ch$208,330 million as of December 31, 2022 (Ch$84,969 million in December 2021). The repurchase agreements have an average maturity of 7 days at the end of the year 2022 (12 days in December 2021).

Additionally, the Bank has investments in own-issued letters of credit for an amount equivalent to Ch$2,790 million as of December 31, 2022 (Ch$3,832 million in December 2021), which are presented as a reduction of the liability item “Instruments Issued Abroad”.

c)	The detail of other financial instruments is as follows:

	2022	2021
	MCh$	MCh$
Mutual fund investments
Funds managed by related companies	250,337	125,145
Funds managed by third-party	—	—

Equity instruments
Domestic equity instruments	2,357	3,062
Foreign equity instruments	3,261	—

Loans originated and acquired by the entity
Loans and advances to banks	—	—
Commercial loans	—	—
Residential mortgage loans	—	—
Consumer loans	—	—
Others	1,370	10,546
Total	257,325	138,753